DISPOSITIONS	6 Months Ended
Jun. 30, 2023
Disposals Of Non-current Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
(a)Dispositions completed in the six months ended June 30, 2023
Business Services - Dealer software and technology services operations
On May 1, 2023, the company’s dealer software and technology services operations completed the sale of its non-core division servicing the heavy equipment sector for consideration of approximately $490 million, resulting in a gain of $87 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Infrastructure Services - Power delivery business
During February 2023, the company’s nuclear technology services operations completed the sale of its power delivery business for gross proceeds of approximately $275 million, resulting in a gain of $14 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
(b)Dispositions completed in the six months ended June 30, 2022
For the six-month period ended June 30, 2022, the company did not recognize any gains or losses on dispositions.